Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 768,757	$ 763,456	$ 767,365
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	360,937	359,792	350,941
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	107,890	105,953	106,379
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	17,472	17,224	17,374
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	282,458	280,487	292,671
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	761,560	756,372	760,829
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	359,507	358,414	349,733
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	105,503	103,574	104,060
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	16,222	15,989	16,214
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	280,328	278,395	290,822
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	7,197	7,084	6,536
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,430	1,378	1,208
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	2,387	2,379	2,319
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,250	1,235	1,160
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 2,130	$ 2,092	$ 1,849